Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (7,587)	¥ (37)	¥ 47,936
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(26,479)	(19,328)	58,149
Current year prior service credit	(859)		(3,963)
Amortization of actuarial loss	(12,401)	(15,247)	(11,900)
Amortization of prior service credit	8,732	11,877	13,001
Curtailments and settlements		(960)
Defined benefit plan, other comprehensive income loss adjustment before tax	(31,007)	(23,658)	55,287
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	31,296	28,882	(5,654)
Current year prior service credit	(1,463)	362	3,257
Amortization of actuarial loss	(6,122)	(4,345)	(5,108)
Amortization of prior service credit	675	133	217
Curtailments and settlements	(966)	(1,411)	(63)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ 23,420	¥ 23,621	¥ (7,351)